CONVERTIBLE DEBT (Tables)	12 Months Ended
Dec. 31, 2015
CONVERTIBLE DEBT [Abstract]
Schedule of Changes of Long-term Convertible Debt
Balance as of January 1, 2014	$-

Issuance of convertible debt	37,852
Accrued interest	466
Change in fair value	(2,566)

Balance as of December 31, 2014	35,752

Accrued interest	1,823
Change in fair value	175
Payment of interest	(1,824)

Balance as of December 31, 2015*	$35,926

*	include accrued interest of 463

Series L Convertible Bonds [Member]
Debt Instrument [Line Items]
Schedule of aggregate principal annual payments of the bonds
Repayment amount

2016	$7,354
2017	7,355
2018	7,354
2019	7,355
2020	7,354

$36,772